Financial instruments - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 2,198.3	€ 1,736.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	20.2	22.7
Total liabilities	(27.9)	(125.0)
Total	(7.7)	(102.3)
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	20.2	5.5
Total liabilities	(7.3)	(35.5)
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	0.0	17.2
Total liabilities	(20.6)	(89.5)
Deferred Financing Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 9.4	€ 6.9